NOTE 3: SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2018
Buildings
IfrsStatementLineItems [Line Items]
Estimated useful lives	15 years
Equipment
IfrsStatementLineItems [Line Items]
Estimated useful lives	3 years
Furniture
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Computer Software and Equipment
IfrsStatementLineItems [Line Items]
Estimated useful lives	3 years
Office Furniture and Equipment
IfrsStatementLineItems [Line Items]
Estimated useful lives	3 years
Patient Records
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Trademarks
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Domain Names
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Management Software
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years